Business Combination - Schedule of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations For The Year (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
HCN Co.,Ltd [Member]
Disclosure Of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations [Line Items]
Goodwill	₩ 252,680
Customer relationship	125,893
Epsilon Global Communications Pte. Ltd [Member]
Disclosure Of Intangible Assets Additionally Identified By The Group As A Result Of Major Business Combinations [Line Items]
Goodwill	149,706
Customer relationship	₩ 12,964